Interest Costs - Additional Information (Detail) - USD ($)		3 Months Ended	5 Months Ended	8 Months Ended	10 Months Ended
	Oct. 15, 2021	Dec. 31, 2021	Dec. 31, 2022	Aug. 18, 2022	Dec. 31, 2021	Oct. 14, 2021
Other Income and Expenses [Abstract]
Debt instrument face amount						$ 33,300,000
Debt instrument basis spread on variable rate	2.15%
Proceeds from long-term debt	$ 7,330,000				$ 7,330,000
Debt instrument frequency of periodic payment	eleven semi-annual instalments
Debt instrument date of first required payment	Oct. 15, 2021
Debt instrument periodic payment	$ 500,000
Debt instrument periodic payment terms balloon payment to be paid	$ 1,830,000
Interest expense borrowings			$ 135,437		$ 35,648
Weighted average interest of long term debt		2.40%		4.00%